[LOGO OF KPMG APPEARS HERE]


                      SMITH BARNEY VARIABLE ACCOUNT FUNDS


                                 ANNUAL REPORT


                               December 31, 1998

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1998 for the Smith Barney Variable Account Funds. In this report, we review the performance of the financial markets in 1998 and briefly discuss the strategies employed by each Portfolio.

MARKET AND ECONOMIC COMMENTARY
Although by the end of 1998 several market indices (e.g., S&P 500, 28.57%; Dow Jones Industrial Average, 18.13%; NASDAQ Composite, 40.20%) had posted double-digit gains, their healthy advances contradicted a historic period of volatility that whipsawed the global markets, perplexed seasoned Wall Street experts and violently swung investor's emotions between the extremities of optimism and fear.

In the process, investors received a thorough primer in the complexities of global deflation, as the tentacles of the Asian contagion extended toward other emerging markets and the event that began as a major regional disruption evolved into a full-blown global economic crisis. Amid the turmoil, disturbing fissures in the global financial infrastructure were revealed. Although Russia's default, a major hedge fund debacle and spread of the economic crisis to Brazil each surfaced separately, these threats embodied evidence of several systemic risks and lacked any `quick fix' solutions. Moreover, these concerns contributed to a meltdown of all major international markets, a crisis of confidence in global leaders and swift reassessment of risk among investors.

Following the summer swoon in the markets and overwhelming evidence validating a continuation of benign inflation, a major paradigm shift occurred among global central bankers, as the economic risks associated with deflation and slowing global economies displaced their historical fixation on inflation. Through assurances of reform by Japanese and Brazilian leaders, billions in the International Monetary Fund ("IMF") funds to build fire walls around vulnerable markets, and an avalanche of 66 interest rate reductions globally after September 29, 1998, monetary policymakers ultimately offered prescriptions for each of the concerns that led investors to flee stocks. Following these actions, stock markets around the world staged a vigorous rally that propelled most markets back to pre-crisis heights. The S&P 500 Index, for its part, completed a 28% leap from its October low to finish the fourth quarter up 21.3%, its strongest quarterly return since 1987.

Throughout the year, the global business climate posed a formidable challenge for companies across many industries, as deflationary forces and stumbling economies created an environment that proved treacherous for corporate earnings. In fact, overall S&P 500 reported earnings entered their first profits recession since 1992, posting declines during each of the first three quarters. Such paltry earnings might generally have suggested that only modest market gains would be achievable. However, the importance of rates relative to earnings was confirmed during the fourth quarter, as rate reductions were of adequate strength and frequency to direct attention from an uninspiring earnings outlook and allowed the market to post impressive gains.

We believe that the dominant issues in 1999 will be the advent of the Euro, the prospects for economic recovery throughout Asia and other less developed countries, the future sustainability of U.S. economic growth and the ongoing resiliency of U.S. financial markets.

The Euro introduces a new variable to macroeconomic analysis that has not been faced since the demise of the Soviet empire and the advent of true global competition. Opportunities should abound in the financial markets as corporate financing expands in creative new ways. However, the implications for the U.S. dollar as the world's premier currency has now been brought into question by the Euro's introduction. The economic picture throughout Asia and Russia remains critically unclear. Rising employment, the need to dump finished goods in the face of uncertain currencies and fiscal policies that are slow to change and less than dramatic, do not bode well for the financial markets of less developed countries.

In our view, the U.S. economy and the financial markets will continue to soul search as to prospects for continued good fortune. The positive include such variables as low unemployment, strong productivity and the dramatic increase in defined contribution plans (i.e., 401(k) plans) and estate planning as key market influences. However, historically low savings (the traditional standard) being redefined, as the "wealth effect" as measured by investment growth remains an ever-present shadow that can change with the ups and downs of the financial markets.

INCOME AND GROWTH PORTFOLIO
The Income and Growth Portfolio ("Portfolio") seeks current income and long-term growth of capital. The Portfolio invests primarily, but not exclusively, in common stocks. The Income and Growth Portfolio is managed conservatively with a bottom-up value approach. (A bottom-up approach to investing focuses on the potential outstanding performance of individual companies rather than considering the impact of major economic trends.) For the year ended 1998, the Portfolio returned 12.89% versus the 28.57% return for the S&P 500 Index over the same period.

Amid the global turmoil and high market volatility, the Portfolio's investment approach remained unchanged, focusing on high quality companies with attractive valuations, identifiable catalysts, earnings visibility and revenues predominantly derived from developed economies. This approach resulted in a general emphasis on stocks in sectors characterized by strong unit growth, adequate pricing and minimal emerging markets exposure. The health care, technology, consumer cyclical and communications industries, to varying degrees, had these traits and consequently, several of the Portfolio's best performing stocks were in these sectors.

With the Federal Reserve Board ("Fed") now officially on the sidelines and the prospect of additional rate cuts diminished, we suspect that during 1999 the outlook for corporate earnings will return to the fore among investor concerns. But although it appears that a primary catalyst propelling markets higher - aggressive rate reductions - has been at least temporarily removed, continued low inflation, stronger than expected economic growth and low interest rates should still create a favourable backdrop for stocks.

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
Please note that the U.S. Government/High Quality Securities Portfolio ("Portfolio") owned only one repurchase agreement during the reporting period. For fixed income market commentary, refer to the "Market and Economic Commentary" section at the beginning of this shareholder letter.

RESERVE ACCOUNT PORTFOLIO
Please note that the Reserve Account Portfolio ("Portfolio") had insufficient assets to enable it to invest in accordance with its investment program during the reporting period and currently holds only cash. For fixed income market commentary, refer to the "Market and Economic Commentary" section at the beginning of this shareholder letter.

In closing, thank you for your investment in Smith Barney Variable Account Funds. We look forward to helping you pursue your investment needs in 1999.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

February 22, 1999

                          Income and Growth Portfolio

Historical Performance


                                          Net Asset Value
                                  ---------------------------
                                     Beginning      End         Income     Capital Gain     Total
Year Ended                            of Year     of Year      Dividends   Distribution    Returns(1)
-----------------------------------------------------------------------------------------------------
12/31/98                              $17.29      $13.98         $0.49        $4.98         12.89%
-----------------------------------------------------------------------------------------------------
12/31/97                               14.69       17.29          0.10         1.38         28.11
-----------------------------------------------------------------------------------------------------
12/31/96                               15.24       14.69          0.56         3.24         21.02
-----------------------------------------------------------------------------------------------------
12/31/95                               13.05       15.24          0.44         0.94         27.56
-----------------------------------------------------------------------------------------------------
12/31/94                               14.93       13.05          0.39         1.02         (3.12)
-----------------------------------------------------------------------------------------------------
12/31/93                               14.36       14.93          0.57         1.45         18.61
-----------------------------------------------------------------------------------------------------
12/31/92                               13.76       14.36          0.50         0.48         11.48
-----------------------------------------------------------------------------------------------------
12/31/91                               10.93       13.76          0.58         0.00         31.34
-----------------------------------------------------------------------------------------------------
12/31/90                               12.66       10.93          0.66         0.00         (8.37)
-----------------------------------------------------------------------------------------------------
Inception* to 12/31/89                 12.50       12.66          0.18         0.00          2.68(2)
-----------------------------------------------------------------------------------------------------
Total                                                            $4.47       $13.49
-----------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

Average Annual Total Return(1)

--------------------------------------------------------------------------------
Year Ended 12/31/98                                                   12.89%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                                             16.65
--------------------------------------------------------------------------------
Inception* to 12/31/98                                                14.27
--------------------------------------------------------------------------------

Cumulative Total Return

--------------------------------------------------------------------------------
Inception* to 12/31/98                                               252.86%
--------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

(2) Total return is not annualized, as it may not be respresentative of the total return for the year.

  *  The inception date for the Income and Growth Portfolio is July 20, 1989.

Historical Performance (Unaudited)

                    GROWTH OF $10,000 INVESTED IN SHARES OF
                        THE INCOME AND GROWTH PORTFOLIO
                       VS. STANDARD & POOR'S 500 INDEX*

                          July 1989 -- December 1998



                             [GRAPH APPEARS HERE]


                     INCOME &
                      GROWTH         S&P 500
     DATE           PORTFOLIO         INDEX
   --------       -------------   ------------
   7/20/89            10,000         10,000
     12/89            10,268         10,362                $45,824
     12/90             9,408         10,040                $35,286
     12/91            12,357         13,092
     12/92            13,776         14,088
     12/93            16,340         15,581
     12/94            15,831         15,786
     12/95            20,160         21,709
     12/98            35,286         45,824





         *Hypothetical illustration of $10,000 invested in shares at inception on July 20, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1998. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasqaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

          All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

               U.S. Government/High Quality Securities Portfolio

Historical Performance

                                         Net Asset Value
                                  -------------------------
                                     Beginning      End         Income     Capital Gain       Total
Year Ended                            of Year     of Year      Dividends   Distribution     Returns(1)
-----------------------------------------------------------------------------------------------------
12/31/98                              $12.66      $10.40        $1.06         $1.23          0.22%
-----------------------------------------------------------------------------------------------------
12/31/97                               12.90       12.66         0.04          0.90          5.43
-----------------------------------------------------------------------------------------------------
12/31/96                               13.66       12.90         1.22          0.00          3.34
-----------------------------------------------------------------------------------------------------
12/31/95                               12.46       13.66         0.94          0.00         17.20
-----------------------------------------------------------------------------------------------------
12/31/94                               13.35       12.46         0.84          0.00         (0.35)
-----------------------------------------------------------------------------------------------------
12/31/93                               13.44       13.35         0.87          0.02          5.91
-----------------------------------------------------------------------------------------------------
12/31/92                               13.45       13.44         0.89          0.05          6.91
-----------------------------------------------------------------------------------------------------
12/31/91                               12.74       13.45         0.87          0.02         12.58
-----------------------------------------------------------------------------------------------------
12/31/90                               12.54       12.74         0.82          0.00          8.11
-----------------------------------------------------------------------------------------------------
Inception* to 12/31/89                 12.50       12.54         0.34          0.00          3.01(2)
-----------------------------------------------------------------------------------------------------
Total                                                           $7.89         $2.22
-----------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

Average Annual Total Return(1)

--------------------------------------------------------------------------------
Year Ended 12/31/98                                                    0.22%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                                              4.98
--------------------------------------------------------------------------------
Inception* to 12/31/98                                                 6.50
--------------------------------------------------------------------------------

Cumulative Total Return

--------------------------------------------------------------------------------
Inception* to 12/31/98                                                81.02%
--------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

(2) Total return is not annualized, as it may not be respresentative of the total return for the year.

  * The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.

--------------------------------------------------------------------------------
Historical Performance (Unaudited)
--------------------------------------------------------------------------------




                    GROWTH OF $10,000 INVESTED IN SHARES OF
             THE U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
                        VS. LEHMAN BROTHERS GNMA INDEX*
================================================================================
                        July 1989 -- December 31, 1998




                             [GRAPH APPEARS HERE]




                                U.S. Government/             Lehman
                                  High Quality                GNMA
                      Date     Securities Portfolio           Index
                    -------------------------------------------------
                    7/31/89            10,000                  10,000
                      12/89            10,301                  10,354
                      12/90            11,136                  11,449
                      12/91            12,537                  11,633
                      12/92            13,404                  12,495
                      12/93            14,196                  13,317
                      12/94            14,146                  13,118
                      12/95            16,579                  15,353
                      12/96            17,132                  16,858
                       6/97            17,610                  16,858
                      12/97            18,062                  17,748
                      12/98            18,102                  18,915



               * Hypothetical illustration of $10,000 invested in shares at inception on July 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1998. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

                 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                           RESERVE ACCOUNT PORTFOLIO

Historical Performance

                                         Net Asset Value
                                  --------------------------
                                     Beginning      End         Income     Capital Gain    Total
Year Ended                            of Year     of Year      Dividends   Distribution   Returns(1)
-----------------------------------------------------------------------------------------------------
12/31/98                              $ 7.70      $ 7.36        $0.27         $0.00        (0.89)%
-----------------------------------------------------------------------------------------------------
12/31/97                               10.99        7.70         0.25          3.19         1.36
-----------------------------------------------------------------------------------------------------
12/31/96                               12.71       10.99         1.92          0.00         1.57
-----------------------------------------------------------------------------------------------------
12/31/95                               12.39       12.71         0.74          0.05         8.83
-----------------------------------------------------------------------------------------------------
12/31/94                               12.75       12.39         0.58          0.03         1.99
-----------------------------------------------------------------------------------------------------
12/31/93                               12.86       12.75         0.69          0.01         4.59
-----------------------------------------------------------------------------------------------------
12/31/92                               13.08       12.86         0.78          0.07         4.82
-----------------------------------------------------------------------------------------------------
12/31/91                               12.66       13.08         0.89          0.03        10.64
-----------------------------------------------------------------------------------------------------
12/31/90                               12.55       12.66         0.93          0.00         8.30
-----------------------------------------------------------------------------------------------------
Inception* to 12/31/89                 12.50       12.55         0.36          0.00         3.26(2)
-----------------------------------------------------------------------------------------------------
Total                                                           $7.41         $3.38
-----------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

Average Annual Total Return(1)

--------------------------------------------------------------------------------
Year Ended 12/31/98                                                   (0.89)%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                                              2.52
--------------------------------------------------------------------------------
Inception* to 12/31/98                                                 4.66
--------------------------------------------------------------------------------

Cumulative Total Return

--------------------------------------------------------------------------------
Inception* to 12/31/98                                                53.61%
--------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

(2) Total return is not annualized, as it may not be representative of the total return for the year.

  *  The inception date for the Reserve Account Portfolio is August 2, 1989.

Historical Performance (unaudited)


                    GROWTH OF $10,000 INVESTED IN SHARES OF
                         THE RESERVE ACCOUNT PORTFOLIO
                VS. SALOMON SMITH BARNEY 1-YEAR TREASURY INDEX*

================================================================================

                         August 1989 -- December 1998


                             [GRAPH APPEARS HERE]



               RESERVE      SALOMON BROTHERS
 DATE    ACCOUNT PORTFOLIO   1-YEAR TREASURY

8/2/89             10,000             10,000
 12/89             10,326             10,331
 12/90             11,183             11,254
 12/91             12,373             12,238
 12/92             12,969             12,828
 12/93             13,563             13,319
 12/94             13,833             13,670
 12/95             15,054             14,776
 12/98             15,361             17,545


     * Hypothetical illustration of $10,000 invested in shares at inception on August 2, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1998. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

       All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1998
--------------------------------------------------------------------------------

                          INCOME AND GROWTH PORTFOLIO

                 SHARES                       SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK - 98.8%
---------------------------------------------------------------------------------------------------

AEROSPACE/DEFENSE - 0.9%
         1,500     Lockheed Martin Corp.                                                  $127,125
---------------------------------------------------------------------------------------------------

AUTO-CARS/LIGHT TRUCKS - 3.2%
         5,000     Ford Motor Co.                                                          293,437
         2,000     General Motors Corp.                                                    143,125
---------------------------------------------------------------------------------------------------
                                                                                           436,562
---------------------------------------------------------------------------------------------------

BANKING -  8.5%
         4,500     BankAmerica Corp.                                                       270,563
         6,000     Chase Manhattan Corp.                                                   408,375
         6,000     First Union Corp.                                                       364,875
         1,800     Mellon Bank Corp.                                                       123,750
---------------------------------------------------------------------------------------------------
                                                                                         1,167,563
---------------------------------------------------------------------------------------------------

CONGLOMERATES - 1.5%
         2,000     General Electric Co.                                                    204,125
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - 5.4%
         8,000     Masco Corp.                                                             230,000
         3,500     Unilever NV                                                             290,281
         4,000     Whirlpool Corp.                                                         221,500
---------------------------------------------------------------------------------------------------
                                                                                           741,781
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 7.2%
         6,000     CMS Energy Corp.                                                        290,625
         8,000     Duke Energy Corp.                                                       512,500
         5,000     Unicom Corp.                                                            192,813
---------------------------------------------------------------------------------------------------
                                                                                           995,938
---------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -  2.7%
         6,000     Emerson Electric Co.                                                    375,375
---------------------------------------------------------------------------------------------------

ENERGY OIL INTEGRATED - INTERNATIONAL - 10.2%
         5,000     Chevron Corp.                                                           414,688
         1,000     Exxon Corp.                                                              73,125
         7,000     Mobil Corp.                                                             609,875
        10,000     Williams Cos., Inc.                                                     311,875
---------------------------------------------------------------------------------------------------
                                                                                         1,409,563
---------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1998
--------------------------------------------------------------------------------


                          INCOME AND GROWTH PORTFOLIO

   SHARES                                     SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
ENERGY-REFINING AND MARKETING - 5.2%
        5,000     E.I. du Pont Nemours & Co.                                              $265,312
        8,000     Enron Corp.                                                              456,500
---------------------------------------------------------------------------------------------------
                                                                                           721,812
---------------------------------------------------------------------------------------------------

FOOD PROCESSING - 6.5%
        8,000     ConAgra, Inc.                                                            252,000
        4,000     PepsiCo, Inc.                                                            163,750
        8,000     Quaker Oats Co.                                                          476,000
---------------------------------------------------------------------------------------------------
                                                                                           891,750
---------------------------------------------------------------------------------------------------

INSURANCE:  MULTI-LINE - 4.4%
        2,500     American General Corp.                                                   195,000
        2,500     CIGNA Corp.                                                              193,281
        4,000     Hartford Financial Services Group, Inc.                                  219,500
---------------------------------------------------------------------------------------------------
                                                                                           607,781
---------------------------------------------------------------------------------------------------

MACHINE TOOLS - 0.4%
        2,000     Stanley Works                                                             55,500
---------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS - 4.3%
        6,000     Abbott Laboratories                                                      294,000
        2,000     Merck & Co., Inc.                                                        295,375
---------------------------------------------------------------------------------------------------
                                                                                           589,375
---------------------------------------------------------------------------------------------------

NATURAL-GAS PIPELINE - 2.0%
        8,000     El Paso Natural Gas Co.                                                  278,500
---------------------------------------------------------------------------------------------------

OFFICE AUTOMATION & EQUIPMENT - 3.4%
        2,000     Pitney Bowes, Inc.                                                       132,125
        3,000     Xerox Corp.                                                              354,000
---------------------------------------------------------------------------------------------------
                                                                                           486,125
---------------------------------------------------------------------------------------------------

OIL WELL EQUIPMENT & SERVICES - 1.5%
       10,000     Conoco Inc., Class A Shares*                                             208,750
---------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 11.7%
       10,000     American Home Products Corp.                                             563,125
        4,500     Bristol-Myers Squibb Co.                                                 602,156
        5,000     Eli Lilly & Co.                                                          444,375
---------------------------------------------------------------------------------------------------
                                                                                         1,609,656
---------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1998
--------------------------------------------------------------------------------


                          INCOME AND GROWTH PORTFOLIO


     SHARES                                   SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
PUBLISHING - 1.8%
         5,000     Dow Jones & Co., Inc.                                               $   240,625
---------------------------------------------------------------------------------------------------

TELEPHONE  - 17.9%
          2000     Ameritech Corp.                                                         126,750
         4,000     AT&T Corp.                                                              301,000
        14,000     Bellsouth Corp.                                                         698,250
        10,000     GTE Corp.                                                               674,375
         8,000     Sprint Corp.                                                            673,000
---------------------------------------------------------------------------------------------------
                                                                                         2,473,375
---------------------------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost - $9,620,336)                                                  13,621,281
---------------------------------------------------------------------------------------------------

          FACE
         AMOUNT                               SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.2%
      $161,000     Morgan Stanley & Co., 4.65% due 1/4/99; Proceeds at
                   maturity - $161,083; (Fully collateralized by U.S. Treasury
                   Notes, 6.00% to 6.50% due 7/15/99 to 8/15/27;
                   Market value - $164,970) (Cost - $161,000)                              161,000
---------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS - 100%
                   (Cost - $9,781,336**)                                               $13,782,281
---------------------------------------------------------------------------------------------------

  *   Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is substantially the same.


                      SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investment (continued)                           December 31, 1998

               U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

      FACE
     AMOUNT                        SECURITY                            VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 100.0%

     $220,000         Morgan Stanley & Co., 4.65% due 1/4/99;
                      Proceeds at maturity - $220,114; (Fully
                      collateralized by U.S. Treasury Notes, 6.00% to
                      6.50% due 7/15/99 to 8/15/27; Market value -
                      $225,425) (Cost - $220,000*)                     $220,000
--------------------------------------------------------------------------------

*    Aggregate cost for Federal income tax purposes is substantially the same.



                   SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                           December 31, 1998
--------------------------------------------------------------------------------

                                                                            U.S. GOV'T./
                                                           INCOME AND      HIGH QUALITY         RESERVE
                                                             GROWTH         SECURITIES          ACCOUNT
                                                            PORTFOLIO        PORTFOLIO         PORTFOLIO
============================================================================================================
ASSETS:
 Investments, at value (Cost --- $9,781,336
   $220,000 and $ ---, respectively)                       $ 13,782,281      $ 220,000                  ---
 Cash                                                               290        740,247              $ 3,840
 Dividends and interest receivable                               17,863            ---                  ---
 Receivable from investment manager                                 ---         25,312               58,442
 Other assets                                                       ---             72                   38
-----------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                            13,800,434        985,631               62,320
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
 Management fees payable                                          6,945            ---                  ---
 Payable for Fund shares purchased                                  485             35                    2
 Accrued expenses                                                14,571         12,596                5,906
-----------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                           22,001         12,631                5,908
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                           $ 13,778,433      $ 973,000              $56,412
===========================================================================================================
NET ASSETS:
 Par value of shares of beneficial interest                $        985      $      94              $     7
 Capital paid in excess of par value                          7,163,109        972,196               58,538
 Undistributed (overdistributed) net investment                 220,184            710               (2,133)
 Accumulated net realized gain from security transactions     2,393,210            ---                  ---
 Net unrealized appreciation of investments                   4,000,945            ---                  ---
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                           $ 13,778,433      $ 973,000              $56,412
===========================================================================================================
SHARES OUTSTANDING                                              985,475         93,570                7,669
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE                                 $      13.98      $   10.40              $  7.36
-----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Operations                     For the Year Ended December 31,1998
--------------------------------------------------------------------------------

                                                                          U.S. GOV'T./
                                                           INCOME AND     HIGH QUALITY        RESERVE
                                                             GROWTH        SECURITIES         ACCOUNT
                                                            PORTFOLIO      PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                                  $   15,884       $  14,274            $    ---
 Dividends                                                    324,537             ---                 ---
 Less: Foreign withholding tax                                 (1,221)            ---                 ---
-----------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                      339,200          14,274                 ---
-----------------------------------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note 2)                                      88,984           5,279                 361
 Audit and legal                                               13,134           9,280               9,280
 Shareholder and system servicing fees                          7,191           1,424               1,424
 Custody                                                        1,470              75                 ---
 Trustees' fees                                                 1,362           2,050               1,950
 Other                                                            745           3,735               3,700
-----------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                               112,886          21,843              16,715
 Less: Management fee waiver and
       expense reimbursement (Note 2)                             ---         (10,111)            (15,913)
-----------------------------------------------------------------------------------------------------------
 NET EXPENSES                                                 112,886          11,732                 802
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  226,314           2,542                (802)
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
 Realized Gain From Security Transactions
 (excluding short-term securities):
    Proceeds from sales                                    10,795,968             ---                 ---
    Cost of securities sold                                 8,407,576             ---                 ---
-----------------------------------------------------------------------------------------------------------
 NET REALIZED GAIN                                          2,388,392             ---                 ---
-----------------------------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation
 of Investments:
    Beginning of year                                       4,851,884             ---                 ---
    End of year                                             4,000,945             ---                 ---
-----------------------------------------------------------------------------------------------------------
 DECREASE IN NET UNREALIZED APPRECIATION                     (850,939)            ---                 ---
-----------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                     1,537,453             ---                 ---
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $1,763,767       $   2,542            $   (802)
===========================================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

         INCOME AND GROWTH PORTFOLIO                                         1998                 1997
===========================================================================================================
OPERATIONS:
  Net investment income                                                   $    226,314        $     398,213
  Net realized gain                                                          2,388,392            4,040,732
  Increase (decrease) in net unrealized appreciation                          (850,939)             114,008
-----------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS                                     1,763,767            4,552,953
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       (396,112)             (90,206)
  Net realized gains                                                        (4,050,110)          (1,210,791)
-----------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 (4,446,222)          (1,300,997)
-----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                             358,924              203,497
  Net asset value of shares issued for reinvestment of dividends             4,446,222            1,300,997
  Cost of shares reacquired                                                 (4,580,223)          (9,332,290)
-----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTION                224,923           (7,827,796)
-----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                      (2,457,532)          (4,575,840)
NET ASSETS:
  Beginning of year                                                         16,235,965           20,811,805
-----------------------------------------------------------------------------------------------------------
  END OF YEAR*                                                            $ 13,778,433        $  16,235,965
===========================================================================================================
* Includes undistributed net investment income of:                        $    220,184        $     405,947
===========================================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)  For the Years Ended December 31
--------------------------------------------------------------------------------

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO                            1998              1997
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                   $    2,542           $    90,449
  Net realized gain                                                              ---               104,975
  Decrease in net unrealized appreciation                                        ---               (83,469)
-----------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS                                       2,542               111,955
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                      (90,126)               (4,758)
  Net realized gains                                                        (104,745)             (107,054)
-----------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 (194,871)             (111,812)
-----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                           231,508               275,159
  Net asset value of shares issued for reinvestment of dividends             194,871               111,812
  Cost of shares reacquired                                                 (878,215)           (1,646,129)
-----------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                       (451,836)           (1,259,158)
-----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                      (644,165)           (1,259,015)
NET ASSETS:
  Beginning of year                                                        1,617,165             2,876,180
-----------------------------------------------------------------------------------------------------------
  END OF YEAR*                                                            $  973,000           $ 1,617,165
-----------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                        $      710           $    88,295
-----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)  For the Years Ended December 31
--------------------------------------------------------------------------------


  RESERVE ACCOUNT PORTFOLIO                                                1998                  1997
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                             $    (802)          $     3,025
  Net realized gain                                                              ---                   ---
  Increase in net unrealized appreciation                                        ---                   ---
----------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS                                        (802)                3,025
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      (2,677)               (2,236)
   Net realized gains                                                            ---               (27,718)
----------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (2,677)              (29,954)
----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                            1,997                 2,064
   Net asset value of shares issued for reinvestment of dividends              2,677                29,954
   Cost of shares reacquired                                                 (41,761)             (342,651)
----------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                       (37,087)             (310,633)
----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                       (40,566)             (337,562)
NET ASSETS:
   Beginning of year                                                          96,978               434,540
----------------------------------------------------------------------------------------------------------
   END OF YEAR*                                                            $  56,412           $    96,978
----------------------------------------------------------------------------------------------------------
*  Includes undistributed (overdistributed) net investment income of:      $  (2,133)          $       857
----------------------------------------------------------------------------------------------------------


                      SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Financial Statements

    1. SIGNIFICANT ACCOUNTING POLICIES

    Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with variable annuity contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

    The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S government and agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Income & Growth and Reserve Portfolios a portion of undistributed (overdistributed) net investment income amounting to $1,965 and ($489) was reclassified to paid-in capital, respectively. Moreover, for the Income & Growth and U.S. Government/High Quality Securities Portfolios a portion of accumulated net realized gain (loss) amounting to $32 and ($2) was reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this change; (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

    2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

    Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investments manager of the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay MMC a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly. For the year ended December 31, 1998, MMC waived all of its management fees and reimbursed expenses of $4,832 and $15,552 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

    On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. For the year ended December 31, 1998, SSB received brokerage commissions of $10,449.

    All officers and one Trustee of the Fund are employees of SSB.

    3.  INVESTMENTS

    During the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                          U.S. GOVT./
                        INCOME AND        HIGH QUALITY         RESERVE
                          GROWTH           SECURITIES          ACCOUNT
                        PORTFOLIO          PORTFOLIO          PORTFOLIO
=========================================================================
Purchases              $7,185,144                ---                ---
-------------------------------------------------------------------------
Sales                  10,795,968                ---                ---
=========================================================================

    At December 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


                                                   U.S. GOVT./
                                     INCOME AND    HIGH QUALITY      RESERVE
                                       GROWTH       SECURITIES       ACCOUNT
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
===============================================================================
Gross unrealized appreciation        $4,282,510            ---             ---
Gross unrealized depreciation          (281,565)           ---             ---
-------------------------------------------------------------------------------
Net unrealized appreciation          $4,000,945            ---             ---
===============================================================================

    4. REPURCHASE AGREEMENTS

    The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

    5. SHARES OF BENEFICIAL INTEREST

    At December 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolio.

    Transactions in shares of each Portfolio were as follows:


                                              YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997
===============================================================================
INCOME AND GROWTH PORTFOLIO
Shares sold                                        23,858            12,756
Shares issued on                                  321,957            77,718
reinvestment
Shares redeemed                                  (299,350)         (568,198)
-------------------------------------------------------------------------------
Net Increase (Decrease)                            46,465          (477,724)
===============================================================================
U.S. GOV'T./HIGH QUALITY SECURITIES
PORTFOLIO
Shares sold                                        19,525            20,551
Shares issued on                                   18,756             8,832
reinvestment
Shares redeemed                                   (72,448)         (124,615)
-------------------------------------------------------------------------------
Net Decrease                                      (34,167)          (95,232)
===============================================================================
RESERVE ACCOUNT
PORTFOLIO
Shares sold                                           271               185
Shares issued on                                      362             3,890
reinvestment
Shares redeemed                                    (5,557)          (31,011)
-------------------------------------------------------------------------------
Net Decrease                                       (4,924)          (26,936)
===============================================================================

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

INCOME AND GROWTH PORTFOLIO                    1998       1997         1996        1995      1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $ 17.29     $ 14.69     $ 15.24     $ 13.05   $ 14.93
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income                       0.29        0.47        0.57        0.45      0.39
   Net realized and unrealized gain (loss)     1.87        3.61        2.68        3.12     (0.86)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.16        4.08        3.25        3.57     (0.47)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                      (0.49)      (0.10)      (0.56)      (0.44)    (0.39)
   Net realized gains                         (4.98)      (1.38)      (3.24)      (0.94)    (1.02)
-----------------------------------------------------------------------------------------------------
Total Distributions                           (5.47)      (1.48)      (3.80)      (1.38)    (1.41)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $ 13.98     $ 17.29     $ 14.69     $ 15.24   $ 13.05
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                  12.89%      28.11%      21.02%      27.56%    (3.12)%
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)              $13,778     $16,236     $20,812     $29,782    27,484
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                    0.76%       0.77%       0.74%       0.77%     0.75%
   Net investment income                       1.53        2.18        2.39        2.77      2.49
-----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          49%         38%         30%         46%       40%
=====================================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31:

U.S. GOVERNMENT/HIGH
QUALITY SECURITIES PORTFOLIO                 1998(1)      1997         1996        1995      1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $12.66       $12.90       $13.66      $12.46    $13.35
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (2)                  0.03         0.72         1.22        0.94      0.84
   Net realized and unrealized gain (loss)     ---        (0.02)       (0.76)       1.20     (0.89)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.03         0.70        (0.46)       2.14     (0.05)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                     (1.06)       (0.04)       (1.22)      (0.94)    (0.84)
   Net realized gains                        (1.23)       (0.90)         ---         ---       ---
-----------------------------------------------------------------------------------------------------
Total Distributions                          (2.29)       (0.94)       (1.22)      (0.94)    (0.84)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $10.40       $12.66       $12.90      $13.66    $12.46
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                  0.22%        5.43%        3.34%      17.20%    (0.35)%
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)              $  973       $1,617       $2,876      $4,856    $4,838
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses (2)                               1.00%        1.00%        0.98%       0.87%     0.76%
   Net investment income                      0.22         4.33         6.30        6.36      5.87
-----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          0%          43%          13%          0%       36%
-----------------------------------------------------------------------------------------------------

 (1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a a portion of its fees in the amount of $0.05 per share (0.45% of average net assets) in 1998 and and $0.08 per share (0.49% of average net assets) in 1997. The investment manager also reimbursed the Portfolio for $4,832 and $719 in expenses for the years ended December 31, 1998 and 1997, respectively.

      If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been ($0.07) and $0.64 and the expense ratio would have been 1.86% and 1.49%, for the year ended December 31, 1998 and 1997, respectively.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

RESERVE ACCOUNT PORTFOLIO                        1998(1)     1997         1996        1995      1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $7.70      $10.99       $12.71      $12.39    $12.75
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss) (2)             (0.07)       0.15         1.92        0.73      0.59
   Net realized and unrealized gain (loss)        ---         ---        (1.72)       0.38     (0.34)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.07)       0.15         0.20        1.11      0.25
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                        (0.27)      (0.25)       (1.92)      (0.74)    (0.58)
   Net realized gains                             ---       (3.19)         ---       (0.05)    (0.03)
-----------------------------------------------------------------------------------------------------
Total Distributions                             (0.27)      (3.44)       (1.92)      (0.79)    (0.61)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $7.36      $ 7.70       $10.99      $12.71    $12.39
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (0.89)%      1.36%        1.57%       8.83%     1.99%
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                  $  56      $   97       $  435      $2,315    $2,528
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses (2)                                  1.00%       1.00%        1.00%       0.97%     0.86%
   Net investment income                        (1.00)       1.59         4.98        5.30      4.77
-----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             0%          0%           0%         17%       81%
====================================================================================================

 (1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.03 per share (0.45% of average net assets) in 1998, $1.61 per share (10.65% of average net assets) in 1997 and $0.15 per share (0.45% of average net assets) in 1996. The investment manager also reimbursed the Portfolio for $15,552, $19,395 and $19,891 in expenses fror the years ended December 31, 1998, 1997 and 1996, respectively.

      If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(1.56), $(1.76) and $1.27 and the expense ratio would have been 20.81%, 11.65% and 2.79%, for the year ended December 31, 1998, 1997 and 1996, respectively.

[LOGO OF KPMG]

     345 Park Avenue
     New York, NY 10154


The Shareholders and Board of Trustees of
Smith Barney Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income and Growth Portfolio, U.S. Government/High Quality Securities Portfolio and Reserve Account Portfolio of Smith Barney Variable Account Funds as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial positions of the Income and Growth Portfolio, U.S. Government/High Quality Securities Portfolio and Reserve Account Portfolio of Smith Barney Variable Account Funds as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year period then ended, in conformity with generally accepted accounting principles.

KPMG LLP

New York, New York
February 8, 1999

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

      For Federal tax purposes the Smith Barney Variable Account Funds hereby designates for the fiscal year ended December 31, 1998:

          . Percentage of ordinary dividends paid as qualifying for the corporate dividends received deduction:

               Income & Growth Portfolio                                81.21%


          . Total long-term capital gain distributions paid:

               Income & Growth Portfolio                           $3,940,912
               U.S. Government/High Quality Securities Portfolio       94,448

[LOGO OF KPMG APPEARS HERE]